Document and Entity Information	Oct. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2025
Entity File Number	001-11693
Entity Registrant Name	Light & Wonder, Inc.
Entity Central Index Key	0000750004
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	81-0422894
Entity Address, Address Line One	6601 Bermuda Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	897-7150
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	LNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false